SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 1,349,084	$ 612,395
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	200,747	98,523
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	376,237	39,492
Intangible Asset Software [Member]
IfrsStatementLineItems [Line Items]
Salary (Intangible asset – software)	553,326	300,273
Capital Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)	75,274	113,107
Professional Fees [Member]
IfrsStatementLineItems [Line Items]
Consulting (Professional fees)	$ 143,500	$ 61,000